Note 28 - Retained earnings, revaluation reserves and other reserves - Restricted reserves (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retained earnings, revaluation reserves and other reserves.
Restricted reserve for retired capital	€ 88	€ 88	€ 88
Restricted Reserve For Parent Company Shares And Loans For Those Shares	69	111	123
Restricted Reserve For Redonomination Of Capital In Euro	2	2	2
Restricted reserve for retired capital	€ 159	€ 201	€ 213